Post employment benefits - Analysis of fair value of plan assets (Details) - GBP (£) £ in Millions	Jun. 30, 2022	Jun. 30, 2021
Disclosure of fair value of plan assets [line items]
Equities	£ 1,735	£ 1,088
Property	819	758
Hedge funds	204	244
Interest rate and inflation swaps	(863)	(886)
Cash and other	746	678
Total bid value of assets	8,399	9,892
Fixed-interest government
Disclosure of fair value of plan assets [line items]
Bonds	319	279
Inflation-linked government
Disclosure of fair value of plan assets [line items]
Bonds	201	239
Investment grade corporate
Disclosure of fair value of plan assets [line items]
Bonds	703	1,258
Non-investment grade
Disclosure of fair value of plan assets [line items]
Bonds	805	280
Loan securities
Disclosure of fair value of plan assets [line items]
Bonds	1,380	2,068
Repurchase agreements
Disclosure of fair value of plan assets [line items]
Bonds	2,185	3,608
Liability Driven Investment (LDI)
Disclosure of fair value of plan assets [line items]
Bonds	165	278
Quoted
Disclosure of fair value of plan assets [line items]
Equities	93	72
Property	28	0
Hedge funds	0	0
Interest rate and inflation swaps	0	0
Cash and other	31	14
Total bid value of assets	2,687	4,850
Quoted | Fixed-interest government
Disclosure of fair value of plan assets [line items]
Bonds	51	133
Quoted | Inflation-linked government
Disclosure of fair value of plan assets [line items]
Bonds	1	0
Quoted | Investment grade corporate
Disclosure of fair value of plan assets [line items]
Bonds	25	37
Quoted | Non-investment grade
Disclosure of fair value of plan assets [line items]
Bonds	47	21
Quoted | Loan securities
Disclosure of fair value of plan assets [line items]
Bonds	11	59
Quoted | Repurchase agreements
Disclosure of fair value of plan assets [line items]
Bonds	2,400	4,512
Quoted | Liability Driven Investment (LDI)
Disclosure of fair value of plan assets [line items]
Bonds	0	2
Unquoted
Disclosure of fair value of plan assets [line items]
Equities	1,642	1,016
Property	791	758
Hedge funds	204	244
Interest rate and inflation swaps	(863)	(886)
Cash and other	715	664
Total bid value of assets	5,712	5,042
Unquoted | Fixed-interest government
Disclosure of fair value of plan assets [line items]
Bonds	268	146
Unquoted | Inflation-linked government
Disclosure of fair value of plan assets [line items]
Bonds	200	239
Unquoted | Investment grade corporate
Disclosure of fair value of plan assets [line items]
Bonds	678	1,221
Unquoted | Non-investment grade
Disclosure of fair value of plan assets [line items]
Bonds	758	259
Unquoted | Loan securities
Disclosure of fair value of plan assets [line items]
Bonds	1,369	2,009
Unquoted | Repurchase agreements
Disclosure of fair value of plan assets [line items]
Bonds	(215)	(904)
Unquoted | Liability Driven Investment (LDI)
Disclosure of fair value of plan assets [line items]
Bonds	165	276
United Kingdom | Quoted
Disclosure of fair value of plan assets [line items]
Equities	23	0
Property	28	0
Hedge funds	0	0
Interest rate and inflation swaps	0	0
Cash and other	24	12
Total bid value of assets	2,532	4,700
United Kingdom | Quoted | Fixed-interest government
Disclosure of fair value of plan assets [line items]
Bonds	2	86
United Kingdom | Quoted | Inflation-linked government
Disclosure of fair value of plan assets [line items]
Bonds	0	0
United Kingdom | Quoted | Investment grade corporate
Disclosure of fair value of plan assets [line items]
Bonds	0	13
United Kingdom | Quoted | Non-investment grade
Disclosure of fair value of plan assets [line items]
Bonds	44	17
United Kingdom | Quoted | Loan securities
Disclosure of fair value of plan assets [line items]
Bonds	11	58
United Kingdom | Quoted | Repurchase agreements
Disclosure of fair value of plan assets [line items]
Bonds	2,400	4,512
United Kingdom | Quoted | Liability Driven Investment (LDI)
Disclosure of fair value of plan assets [line items]
Bonds	0	2
United Kingdom | Unquoted
Disclosure of fair value of plan assets [line items]
Equities	1,218	604
Property	716	685
Hedge funds	107	101
Interest rate and inflation swaps	(900)	(994)
Cash and other	481	514
Total bid value of assets	3,508	2,641
United Kingdom | Unquoted | Fixed-interest government
Disclosure of fair value of plan assets [line items]
Bonds	86	61
United Kingdom | Unquoted | Inflation-linked government
Disclosure of fair value of plan assets [line items]
Bonds	0	0
United Kingdom | Unquoted | Investment grade corporate
Disclosure of fair value of plan assets [line items]
Bonds	68	499
United Kingdom | Unquoted | Non-investment grade
Disclosure of fair value of plan assets [line items]
Bonds	557	134
United Kingdom | Unquoted | Loan securities
Disclosure of fair value of plan assets [line items]
Bonds	1,271	1,731
United Kingdom | Unquoted | Repurchase agreements
Disclosure of fair value of plan assets [line items]
Bonds	(215)	(904)
United Kingdom | Unquoted | Liability Driven Investment (LDI)
Disclosure of fair value of plan assets [line items]
Bonds	119	210
Ireland | Quoted
Disclosure of fair value of plan assets [line items]
Equities	0	2
Property	0	0
Hedge funds	0	0
Interest rate and inflation swaps	0	0
Cash and other	7	2
Total bid value of assets	9	7
Ireland | Quoted | Fixed-interest government
Disclosure of fair value of plan assets [line items]
Bonds	0	0
Ireland | Quoted | Inflation-linked government
Disclosure of fair value of plan assets [line items]
Bonds	0	0
Ireland | Quoted | Investment grade corporate
Disclosure of fair value of plan assets [line items]
Bonds	0	0
Ireland | Quoted | Non-investment grade
Disclosure of fair value of plan assets [line items]
Bonds	2	2
Ireland | Quoted | Loan securities
Disclosure of fair value of plan assets [line items]
Bonds	0	1
Ireland | Quoted | Repurchase agreements
Disclosure of fair value of plan assets [line items]
Bonds	0	0
Ireland | Quoted | Liability Driven Investment (LDI)
Disclosure of fair value of plan assets [line items]
Bonds	0	0
Ireland | Unquoted
Disclosure of fair value of plan assets [line items]
Equities	319	306
Property	74	72
Hedge funds	92	139
Interest rate and inflation swaps	37	108
Cash and other	154	60
Total bid value of assets	1,637	1,819
Ireland | Unquoted | Fixed-interest government
Disclosure of fair value of plan assets [line items]
Bonds	30	81
Ireland | Unquoted | Inflation-linked government
Disclosure of fair value of plan assets [line items]
Bonds	199	239
Ireland | Unquoted | Investment grade corporate
Disclosure of fair value of plan assets [line items]
Bonds	388	355
Ireland | Unquoted | Non-investment grade
Disclosure of fair value of plan assets [line items]
Bonds	200	115
Ireland | Unquoted | Loan securities
Disclosure of fair value of plan assets [line items]
Bonds	98	278
Ireland | Unquoted | Repurchase agreements
Disclosure of fair value of plan assets [line items]
Bonds	0	0
Ireland | Unquoted | Liability Driven Investment (LDI)
Disclosure of fair value of plan assets [line items]
Bonds	46	66
United States | Quoted
Disclosure of fair value of plan assets [line items]
Equities	70	70
Property	0	0
Hedge funds	0	0
Interest rate and inflation swaps	0	0
Cash and other	0	0
Total bid value of assets	146	143
United States | Quoted | Fixed-interest government
Disclosure of fair value of plan assets [line items]
Bonds	49	47
United States | Quoted | Inflation-linked government
Disclosure of fair value of plan assets [line items]
Bonds	1	0
United States | Quoted | Investment grade corporate
Disclosure of fair value of plan assets [line items]
Bonds	25	24
United States | Quoted | Non-investment grade
Disclosure of fair value of plan assets [line items]
Bonds	1	2
United States | Quoted | Loan securities
Disclosure of fair value of plan assets [line items]
Bonds	0	0
United States | Quoted | Repurchase agreements
Disclosure of fair value of plan assets [line items]
Bonds	0	0
United States | Quoted | Liability Driven Investment (LDI)
Disclosure of fair value of plan assets [line items]
Bonds	0	0
United States | Unquoted
Disclosure of fair value of plan assets [line items]
Equities	105	106
Property	1	1
Hedge funds	5	4
Interest rate and inflation swaps	0	0
Cash and other	80	90
Total bid value of assets	567	582
United States | Unquoted | Fixed-interest government
Disclosure of fair value of plan assets [line items]
Bonds	152	4
United States | Unquoted | Inflation-linked government
Disclosure of fair value of plan assets [line items]
Bonds	1	0
United States | Unquoted | Investment grade corporate
Disclosure of fair value of plan assets [line items]
Bonds	222	367
United States | Unquoted | Non-investment grade
Disclosure of fair value of plan assets [line items]
Bonds	1	10
United States | Unquoted | Loan securities
Disclosure of fair value of plan assets [line items]
Bonds	0	0
United States | Unquoted | Repurchase agreements
Disclosure of fair value of plan assets [line items]
Bonds	0	0
United States | Unquoted | Liability Driven Investment (LDI)
Disclosure of fair value of plan assets [line items]
Bonds	£ 0	£ 0